STANCE EQUITY ESG LARGE CAP CORE ETF

SCHEDULE OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.4%
Air Freight & Logistics — 2.0%
Expeditors International of Washington, Inc.	5,381	$676,338
Auto Components — 3.5%
Aptiv PLC (Ireland)*	1,992	299,637
BorgWarner, Inc.	17,022	873,058
		1,172,695
Automobiles — 1.0%
Ford Motor Co.*	22,142	321,723
Biotechnology — 0.4%
Biogen, Inc.*	484	129,460
Building Products — 3.4%
Allegion PLC (Ireland)	8,029	1,127,914
Capital Markets — 8.1%
Goldman Sachs Group Inc., (The)	210	78,124
MarketAxess Holdings, Inc.	1,545	720,804
Moody's Corp.	2,948	988,612
S&P Global, Inc.	1,846	700,502
T Rowe Price Group, Inc.	1,189	227,515
		2,715,557
Chemicals — 1.2%
Ecolab, Inc.	1,126	242,180
Mosaic Co., (The)	4,319	156,089
		398,269
Commercial Services & Supplies — 0.4%
Copart, Inc.*	950	122,560
Communications Equipment — 1.7%
Juniper Networks, Inc.	21,116	555,984
Construction & Engineering — 0.6%
Quanta Services, Inc.	2,051	195,563
Containers & Packaging — 1.9%
Sealed Air Corp.	11,185	635,979
Distributors — 4.4%
Genuine Parts Co.	6,279	823,302
Pool Corp.	1,496	653,079
		1,476,381
Electrical Equipment — 0.5%
Rockwell Automation, Inc.	646	170,363
Electronic Equipment, Instruments & Components — 2.7%
Amphenol Corp., Class A	9,536	641,392
Keysight Technologies, Inc.*	1,811	257,850
		899,242
Entertainment — 2.3%
Activision Blizzard, Inc.	4,040	392,890
Walt Disney Co., (The)*	2,196	392,316
		785,206
Equity Real Estate Investment Trusts (REITs) — 1.4%
Host Hotels & Resorts, Inc.*	11,735	201,490
Iron Mountain, Inc.	5,832	253,925
		455,415
Food & Staples Retailing — 3.0%
Kroger Co., (The)	27,290	1,009,184
Food Products — 2.4%
Hormel Foods Corp.	16,524	802,075
Health Care Equipment & Supplies — 5.3%
Boston Scientific Corp.*	3,066	130,459
Hologic, Inc.*	5,555	350,298
West Pharmaceutical Services, Inc.	3,720	1,292,737
		1,773,494
Health Care Providers & Services — 0.8%
Quest Diagnostics, Inc.	2,030	267,290
Hotels, Restaurants & Leisure — 2.0%
Hilton Worldwide Holdings, Inc.*	3,038	380,570
Marriott International, Inc., Class A*	519	74,518
Wynn Resorts Ltd.*	1,501	197,937
		653,025
Household Durables — 2.7%
Garmin Ltd. (Switzerland)	3,423	486,887
Whirlpool Corp.	1,732	410,640
		897,527
Industrial Conglomerates — 2.1%
General Electric Co.	40,031	562,836
Roper Technologies, Inc.	317	142,653
		705,489
Internet & Direct Marketing Retail — 5.9%
eBay, Inc.	16,499	1,004,459
Etsy, Inc.*	5,930	976,849
		1,981,308
IT Services — 1.4%
DXC Technology Co.*	12,116	459,439
Life Sciences Tools & Services — 0.7%
Illumina, Inc.*	241	97,759
Waters Corp.*	459	147,913
		245,672
Machinery — 6.5%
Dover Corp.	7,419	1,116,559
Illinois Tool Works, Inc.	878	203,485
Parker-Hannifin Corp.	639	196,908
Pentair PLC (Ireland)	3,171	218,704
Xylem Inc.	3,573	422,043
		2,157,699
Media — 2.1%
Omnicom Group, Inc.	8,692	714,830
Personal Products — 0.5%
Estee Lauder Cos., Inc., (The), Class A	581	178,088
Pharmaceuticals — 5.3%
Eli Lilly and Co.	6,134	1,225,205
Zoetis, Inc.	3,039	536,931
		1,762,136
Professional Services — 1.7%
Verisk Analytics, Inc.	3,299	570,166
Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.*	2,631	210,691
Applied Materials, Inc.	939	129,704
Lam Research Corp.	292	189,756
Maxim Integrated Products, Inc.	5,900	601,859
Micron Technology, Inc.*	2,787	234,498
Teradyne, Inc.	1,002	132,615
		1,499,123
Software — 8.7%
Adobe, Inc.*	1,693	854,254
ANSYS, Inc.*	549	185,529
Autodesk, Inc.*	700	200,102
Cadence Design Systems, Inc.*	3,494	443,703
Citrix Systems, Inc.	7,131	819,780
Microsoft Corp.	1,611	402,234
		2,905,602
Specialty Retail — 5.1%
Tractor Supply Co.	4,466	811,472
Ulta Beauty, Inc.*	2,574	888,957
		1,700,429
Technology Hardware, Storage & Peripherals — 0.3%
NetApp, Inc.	1,463	113,192
Textiles, Apparel & Luxury Goods — 2.9%
NIKE, Inc., Class B	2,867	391,231
PVH Corp.*	2,536	291,184
Tapestry, Inc.*	6,406	287,565
		969,980
Total Common Stocks (Cost $31,821,328)		33,204,397

Short-Term Investments — 0.5%
U.S. Bank Money Market Deposit Account, 0.01% (a)	180,334	180,334
Total Short-Term Investments (Cost $180,334)		180,334

Total Investments (Cost $32,001,662) — 99.9%		33,384,731
Other Assets in Excess of Liabilities — 0.1%		16,974
NET ASSETS — 100.0%
(Applicable to 1,305,000 shares outstanding)		$33,401,705

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2021.
PLC	Public Limited Company

The accompanying notes are an integral part of the portfolio of investments.

STANCE EQUITY ESG LARGE CAP CORE ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
MAY 31, 2021
(UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
STANCE EQUITY ESG LARGE CAP CORE ETF
Common Stocks	$33,204,397	$33,204,397	$-	$-
Short-Term Investments	180,334	180,334	-	-
Total Investments*	$33,384,731	$33,384,731	$-	$-

* Please refer to Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.